UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch          Englewood Cliffs, NJ          February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $118,771
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                             Redwood Capital Management, LLC
                                                    December 31, 2005
                                                                                                              VOTING AUTHORITY
                                TITLE                                SHS OR   SH/  PUT/   INVEST    OTHER     ----------------
NAME OF ISSUER                 OF CLASS       CUSIP        VALUE     PRN AMT  PRN  CALL   DISC      MGRS      SOLE    SHARED  NONE
--------------                 --------       -----        -----     -------  ---  ----   ------    ----      ----    ------  -----
ALTRIA GROUP INC                   COM        02209S103    4,999     66,900   SH   CALL   SOLE      NONE      66,900
ALTRIA GROUP INC                   COM        02209S103    6,380     85,383   SH          SOLE      NONE      85,383
AMERICAN EXPRESS CO                COM        025816109      463      9,000   SH   CALL   SOLE      NONE       9,000
ARCH COAL INC                      COM        039380100    6,758     85,000   SH          SOLE      NONE      85,000
BANK OF AMERICA CORPORATION        COM        060505104    2,003     43,400   SH   PUT    SOLE      NONE      43,400
BOSTON SCIENTIFIC CORP.            COM        101137107      733     29,945   SH          SOLE      NONE      29,945
CHEMTURA CORP                      COM        163893100    2,858    225,000   SH          SOLE      NONE     225,000
DELL INC                           COM        24702R101      307     10,239   SH          SOLE      NONE      10,239
EDISON INTL                        COM        281020107    2,181     50,000   SH          SOLE      NONE      50,000
ELECTRONIC DATA SYS NEW            COM        285661104      601     25,000   SH          SOLE      NONE      25,000
FEDERAL NATL MTG ASSN              COM        313586109    4,881    100,000   SH          SOLE      NONE     100,000
FIRST AVE NETWORKS INC             COM        31865X106    1,606    307,608   SH          SOLE      NONE     307,608
GUIDANT CORP                       COM        401698105    3,995     61,700   SH   CALL   SOLE      NONE      61,700
GUIDANT CORP                       COM        401698105    1,003     15,486   SH          SOLE      NONE      15,486
HUNTSMAN CORP                      COM        447011107    1,011     58,710   SH          SOLE      NONE      58,710
KANSAS CITY SOUTHERN             COM NEW      485170302      629     25,736   SH          SOLE      NONE      25,736
KNIGHT CAPITAL GROUP INC           CL A       499005106    1,714    173,282   SH          SOLE      NONE     173,282
LOEWS CORP                         COM        540424108    5,122     54,000   SH          SOLE      NONE      54,000
MASSEY ENERGY CORP                 COM        576206106    2,291     60,500   SH          SOLE      NONE      60,500
MBNA CORP                          COM        55262L100    2,608     96,043   SH          SOLE      NONE      96,043
MCDONALDS CORP                     COM        580135101    1,467     43,500   SH   CALL   SOLE      NONE      43,500
MCDERMOTT INTL INC                 COM        580037109    8,922    200,000   SH          SOLE      NONE     200,000
MCI INC                            COM        552691107   12,152    615,895   SH          SOLE      NONE     615,895
NEW SKIES SATELLITES HLDGS         SHS        G64865101      337     15,458   SH          SOLE      NONE      15,458
NEW YORK TIMES CO                  CL A       650111107      687     25,979   SH          SOLE      NONE      25,979
NEW YORK TIMES CO                  CL A       650111107      685     25,900   SH   PUT    SOLE      NONE      25,900
NTL INC DEL                        COM        62940M104      994     14,600   SH   CALL   SOLE      NONE      14,600
OCHARLEYS INC                      COM        670823103      438     28,222   SH          SOLE      NONE      28,222
PANAMSAT HLDG CORP                 COM        69831Y105      767     31,326   SH          SOLE      NONE      31,326
PFIZER INC                         COM        717081103    1,185     50,800   SH   CALL   SOLE      NONE      50,800
PFIZER INC                         COM        717081103    1,012     43,415   SH          SOLE      NONE      43,415
PFIZER INC                         COM        717081103      539     23,100   SH   PUT    SOLE      NONE      23,100
RELIANT ENERGY INC                 COM        75952B105    2,642    256,000   SH          SOLE      NONE     256,000
SCO GROUP INC                      COM        78403A106      184     46,514   SH          SOLE      NONE      46,514
SPRINT NEXTEL CORP               COM FON      852061100   15,097    646,274   SH          SOLE      NONE     646,274
TITAN INTL INC ILL                 COM        88830M102      495     28,720   SH          SOLE      NONE      28,720
TRONOX INC                         COM        897051108    3,616    276,700   SH          SOLE      NONE     276,700
TYCO INTL LTD NEW                  COM        902124106      231      8,000   SH   CALL   SOLE      NONE       8,000
UNISOURCE ENERGY CORP              COM        909205106    6,240    200,000   SH          SOLE      NONE     200,000
USG CORP                         COM NEW      903293405    2,925     45,000   SH          SOLE      NONE      45,000
VIACOM INC                         CL B       925524308      626     19,200   SH   CALL   SOLE      NONE      19,200
VIACOM INC                         CL B       925524308      314      9,640   SH          SOLE      NONE       9,640
VODAFONE GROUP PLC NEW        SPONSORED ADR   92857W100    2,147    100,000   SH          SOLE      NONE     100,000
WHIRLPOOL CORP                     COM        963320106      695      8,300   SH   CALL   SOLE      NONE       8,300
YELLOW ROADWAY CORP                COM        985577105    2,231     50,000   SH          SOLE      NONE      50,000

SK 03207 0001 633526